Significant Risks and Uncertainties Including Business and Credit Concentrations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 364,443	$ 318,599	$ 290,716
Customer concentration risk | Revenues | Minimum
Significant Risks and Uncertainties Including Business and Credit Concentrations
Percentage of partnership's consolidated revenues	10.00%	10.00%	10.00%
Customer concentration risk | Revenues | Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 80,986	$ 73,337	$ 33,019
Percentage of partnership's consolidated revenues	22.00%	24.00%	12.00%
Customer concentration risk | Revenues | Equinor ASA
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 55,186	$ 53,297	$ 36,563
Percentage of partnership's consolidated revenues	15.00%	17.00%	13.00%
Customer concentration risk | Revenues | Eni Trading and Shipping S.p.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 46,734	$ 6,636
Percentage of partnership's consolidated revenues	13.00%	2.00%
Customer concentration risk | Revenues | Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V., combined with Repsol Trading S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 38,422	$ 41,235	$ 36,946
Percentage of partnership's consolidated revenues	11.00%	13.00%	13.00%
Customer concentration risk | Revenues | Chartering and Shipping Service S.A., a subsidiary of TotalEnergies
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 38,433	$ 24,127	$ 41,030
Percentage of partnership's consolidated revenues	11.00%	8.00%	14.00%
Customer concentration risk | Revenues | Fronape International Company, a subsidiary of Petrobras Transporte S.A.
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 36,903	$ 42,238	$ 51,743
Percentage of partnership's consolidated revenues	10.00%	14.00%	18.00%
Customer concentration risk | Revenues | KNOT
Significant Risks and Uncertainties Including Business and Credit Concentrations
Revenues	$ 2,834	$ 28,008	$ 28,682
Percentage of partnership's consolidated revenues	1.00%	9.00%	10.00%